OTHER INCOME, NET	12 Months Ended
Dec. 31, 2017
Other income, net [Abstract]
OTHER INCOME, NET	NOTE 23 – OTHER INCOME, NET
	New Israeli Shekels Year ended December 31,
	2015	2016	2017
	In millions
Unwinding of trade receivables	46	41	27
Other income, net	1	4	4
	47	45	31